Capital Appreciation Fund Annual Fund Operating Expenses - Capital Appreciation Fund - None	May 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.73%